Taxes (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Loss before tax	$ 1,114,446	$ 28,022
Tax at the PRC enterprise income tax rate of 25%	(278,611)	(7,005)
Tax effect of preferential tax rate for small scale and low profit enterprise	(11,255)	(16,984)
Tax effect of tax loss not recognized	274,330	79,772
Tax effect of non-deductible expenses and non-taxable income, net	26,655	(55,783)
Effective income tax rate	$ 11,119	$ 0